Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023
Current
Cash and cash equivalents	$ 228.5	$ 352.9		$ 148.3
Trade and other receivables	1,323.8	1,063.5		1,028.0
Unbilled receivables	724.5	623.8		553.4
Contract assets	116.0	88.8		83.9
Income taxes recoverable	64.4	72.6		65.4
Prepaid expenses	64.3	53.8		48.6
Other assets	27.5	17.1		10.2
Total current assets	2,549.0	2,272.5		1,937.8
Non-current
Property and equipment	299.0	267.5		250.7
Lease assets	474.3	442.9		470.4
Goodwill	2,712.5	2,073.6	[1]	2,032.6	[1]
Intangible assets	427.0	265.7		320.4
Net employee defined benefit asset	75.0	72.3		57.4
Deferred tax assets	119.3	92.6		45.2
Other assets	300.0	279.2		224.6
Total assets	6,956.1	5,766.3	[1]	5,339.1	[1]
Current
Bank indebtedness	17.1	23.6		65.4
Trade and other payables	1,018.7	842.4	[1]	784.8	[1]
Lease liabilities	113.6	101.3		99.0
Deferred revenue	502.4	397.5		327.7
Income taxes payable	32.3	21.4		25.9
Long-term debt	175.0	124.0	[1]	23.2	[1]
Provisions	66.4	51.7		48.1
Other liabilities	53.5	55.0		36.0
Total current liabilities	1,979.0	1,616.9		1,410.1	[1]
Non-current
Lease liabilities	528.6	477.8		522.4
Long-term debt	1,208.5	974.2	[1]	1,157.1	[1]
Provisions	167.9	134.8		149.7
Net employee defined benefit liability	22.4	29.5		32.3
Deferred tax liabilities	63.6	26.4	[1]	35.0	[1]
Other liabilities	41.0	55.6		40.7
Total liabilities	4,011.0	3,315.2	[1]	3,347.3	[1]
Shareholders’ equity
Shareholders’ equity	2,945.1	2,451.1	[1]	1,991.8	[1]
Total liabilities and equity	$ 6,956.1	$ 5,766.3	[1]	$ 5,339.1	[1]

[1]	Revised for change in accounting policy (see Note 6.c)